Income taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income taxes
16.       Income taxes:
a)      Taxation on Marshall Islands Registered Companies
Under the laws of the countries of the shipowning companies' incorporation and/or vessels' registration, the shipowning companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes, which have been included under “Vessel operating expenses” in the accompanying statements of operations. In addition, effective as of January 1, 2013, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Hellenic Republic. The technical managers of the Company's vessels, which are established in Greece under Greek Law 89/67, are responsible for the filing and payment of the respective tonnage tax on behalf the Company. These tonnage taxes for 2013, 2014 and 2015 amounted to $668, $1,260 and $3,302 respectively, and have also been included under “Vessel operating expenses” in the accompanying statements of operations. Furthermore, the New Tonnage Tax System (“TTS”) for Cypriot merchant shipping applicable from fiscal year 2010. Under the new TTS, qualifying ship managers who opted and are accepted to be taxed under the TTS are subject to an annual tax referred to as tonnage tax, which is calculated on the basis of the net tonnage of the qualifying ships they manage. The technical managers of the Company's vessels, which are established and operate in Cyprus, are responsible for the filing and payment of the respective tonnage tax. This tonnage tax for 2015 amounted to $11, and has also been included under “Vessel operating expenses” in the accompanying statements of operations.
b)      Taxation on US Source Income - Shipping Income
The Company believes that it and its subsidiaries are exempt from U.S. federal income tax at 4% on U.S. source shipping income for the taxable years 2012, 2013, 2014, and 2015, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States and the Company's stock is primarily and regularly traded on an established securities market in the United States, as defined by the Internal Revenue Code (IRC) of the United States.  Under IRS regulations, a Company's stock will be considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power of all classes of stock of the corporation entitled to vote and of the total value of the stock of the corporation, are listed on the market and (ii) (A) such class of stock is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of stock traded on such market during the taxable year must be at least 10% of the average number of shares of such class of stock outstanding during such year or as appropriately adjusted in the case of a short taxable year. Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company's stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company's outstanding stock, (“5% Override Rule”).
c)      Taxation on Maltese Registered Company
In addition to the tax consequences discussed above, the Company may be subject to tax in one or more other jurisdictions, including Malta, where the Company conducts activities. The amount of any such tax imposed upon the Company's operations for year 2015 in Malta will be immaterial.